UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: Flexible Bond Fund
(Institutional Class and Class L)
Semi-Annual Report
October 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of October 31, 2019 (unaudited)
Rating	Percentage of Fund Investments
Aaa	65.30%
Aa1	0.77
Aa2	0.05
A1	0.59
A2	2.14
A3	0.05
Baa1	1.77
Baa2	4.53
Baa3	5.93
Ba1	2.21
Ba2	0.39
Ba3	3.46
B1	1.50
B2	1.35
B3	0.78
CCC, CC, C	0.07
Equities	1.53
Not Rated	0.20
Short Term Investments	7.38
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/01/19)	(10/31/19)	(05/01/19 – 10/31/19)
Institutional Class
Actual	$1,000.00	$1,041.50	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.29
Class L
Actual	$1,000.00	$1,038.30	$5.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.30
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class and 1.04% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 4.74%
$ 10,000	American Credit Acceptance Receivables Trust(b) Series 2019-3 Class D 2.89%, 09/12/2025	$ 10,066
	Americredit Automobile Receivables Trust
	Series 2019-2 Class D
10,000	2.99%, 06/18/2025	10,178
	Series 2019-3 Class D
5,000	2.58%, 09/18/2025	5,009
43,722	ARL Second LLC(b) Series 2014-1A Class A1 2.92%, 06/15/2044	44,090
5,000	Carmax Auto Owner Trust Series 2019-3 Class D 2.85%, 01/15/2026	5,038
30,000	Carvana Auto Receivables Trust(b) Series 2019-1A Class A3 3.08%, 11/15/2022	30,233
20,000	Discover Card Execution Note Trust Series 2018-A5 Class A5 3.32%, 03/15/2024	20,563
	Drive Auto Receivables Trust
	Series 2018-3 Class D
5,000	4.30%, 09/16/2024	5,146
	Series 2019-4 Class D
5,000	2.70%, 02/16/2027	4,994
10,000	DT Auto Owner Trust(b) Series 2019-4A Class D 2.85%, 07/15/2025	9,999
20,000	Exeter Automobile Receivables Trust(b) Series 2019-4A Class D 2.58%, 09/15/2025	19,904
20,000	GM Financial Automobile Leasing Trust Series 2019-4 Class A3 1.75%, 07/18/2024	19,948
21,018	M360 Advisors LLC(b) Series 2018-CRE1 Class A 4.40%, 07/24/2028	21,032
	Mill City Mortgage Loan Trust(b)(c)
	Series 2017-1 Class A1
37,106	2.75%, 11/25/2058	37,335
	Series 2017-2 Class A1
54,150	2.75%, 07/25/2059	54,665
5,000	Nissan Auto Receivables Owner Trust Series 2019-C Class A3 1.93%, 07/15/2024	5,000
10,000	Santander Drive Auto Receivables Trust Series 2019-3 Class D 2.68%, 10/15/2025	10,021
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 40,384	SoFi Professional Loan Program Trust(b) Series 2018-B Class A1FX 2.64%, 08/25/2047	$ 40,531
	Towd Point Mortgage Trust(b)(c)
	Series 2015-5 Class A1B
50,015	2.75%, 05/25/2055	50,217
	Series 2017-2 Class A1
38,308	2.75%, 04/25/2057	38,663
	Series 2018-3 Class A1
20,227	3.75%, 05/25/2058	21,015
21,000	Toyota Auto Loan Extended Note Trust(b) Series 2019-1A Class A 2.56%, 11/25/2031	21,502
5,000	Tricon American Homes Trust(b) Series 2019-SFR1 Class D 3.20%, 03/17/2038	5,000
10,000	Westlake Automobile Receivables Trust(b) Series 2019-3A Class D 2.72%, 11/15/2024	10,018
TOTAL ASSET-BACKED SECURITIES — 4.74% (Cost $494,754)		$ 500,167
CORPORATE BONDS AND NOTES
Basic Materials — 0.81%
30,000	ArcelorMittal SA 4.55%, 03/11/2026	31,690
5,000	FMC Corp 3.45%, 10/01/2029	5,146
35,000	Glencore Funding LLC(b) 4.88%, 03/12/2029	38,139
10,000	LYB International Finance III LLC 4.20%, 10/15/2049	10,002
		84,977
Communications — 3.33%
	AT&T Inc
10,000	4.35%, 06/15/2045	10,519
95,000	4.50%, 03/09/2048	101,501
5,000	4.55%, 03/09/2049	5,375
50,000	CCO Holdings LLC / CCO Holdings Capital Corp(b) 5.13%, 05/01/2027	52,688
50,000	CenturyLink Inc 5.63%, 04/01/2025	52,690
	Charter Communications Operating LLC / Charter Communications Operating Capital
10,000	5.13%, 07/01/2049	10,602
10,000	4.80%, 03/01/2050	10,146
25,000	Cox Communications Inc(b) 4.80%, 02/01/2035	27,271

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 75,000	Sprint Capital Corp 6.88%, 11/15/2028	$ 81,375
		352,167
Consumer, Cyclical — 2.44%
	American Airlines Pass Through Trust
	Series 2016-1 Class B
3,538	5.25%, 01/15/2024	3,752
	Series 2013-1 Class A
58,237	4.00%, 07/15/2025	61,673
	Series 2017-2 Class B
4,242	3.70%, 10/15/2025	4,326
	Series 2016-3 Class B
24,697	3.75%, 10/15/2025	25,103
	Series 2019-1 Class B
15,000	3.85%, 02/15/2028	15,142
5,000	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	5,139
5,000	Delphi Technologies PLC(b) 5.00%, 10/01/2025	4,325
3,187	Latam Airlines Pass Through Trust Series 2015-1 Class B 4.50%, 11/15/2023	3,190
100,000	PulteGroup Inc 6.00%, 02/15/2035	110,000
24,861	United Airlines Pass Through Trust Series 2016-2 Class B 3.65%, 10/07/2025	25,304
		257,954
Consumer, Non-Cyclical — 2.71%
15,000	CVS Health Corp(d) 3.25%, 08/15/2029	15,112
	HCA Inc
25,000	4.13%, 06/15/2029	26,498
35,000	5.25%, 06/15/2049	38,755
10,000	JBS USA / JBS USA Food Co / JBS USA Finance Inc(b) 5.50%, 01/15/2030	10,775
10,000	Mylan Inc 5.40%, 11/29/2043	10,702
15,000	Mylan NV 5.25%, 06/15/2046	16,073
125,000	Tenet Healthcare Corp 5.13%, 05/01/2025	127,969
	Teva Pharmaceutical Finance Netherlands III BV
15,000	2.80%, 07/21/2023	12,975
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 40,000	4.10%, 10/01/2046	$ 27,400
		286,259
Energy — 1.05%
25,000	California Resources Corp(b)(d) 8.00%, 12/15/2022	7,250
25,000	Continental Resources Inc 3.80%, 06/01/2024	25,572
25,000	EnLink Midstream Partners LP(d) 4.15%, 06/01/2025	22,559
55,000	Exxon Mobil Corp 1.90%, 08/16/2022	55,270
		110,651
Financial — 9.21%
150,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 3.50%, 05/26/2022	154,298
20,000	Aircastle Ltd 4.25%, 06/15/2026	20,806
75,000	Bank of America Corp(e) 3.00%, 12/20/2023 3-mo. LIBOR + 0.79%	76,716
25,000	Brixmor Operating Partnership LP REIT 4.13%, 05/15/2029	27,013
100,000	Citigroup Inc 3.50%, 05/15/2023	104,542
10,000	CNO Financial Group Inc 5.25%, 05/30/2029	11,029
20,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	19,969
190,000	Kreditanstalt fuer Wiederaufbau NOK, 1.00%, 10/12/2021	20,389
125,000	Morgan Stanley 4.35%, 09/08/2026	136,205
80,000	Nationstar Mortgage Holdings Inc(b) 9.13%, 07/15/2026	87,600
125,000	Navient Corp 6.75%, 06/15/2026	130,625
50,000	Quicken Loans Inc(b) 5.25%, 01/15/2028	51,562
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	10,061
15,000	Santander Holdings USA Inc 3.50%, 06/07/2024	15,453
	Service Properties Trust REIT
25,000	4.35%, 10/01/2024	25,570
15,000	4.75%, 10/01/2026	15,379
15,000	Spirit Realty LP REIT 3.40%, 01/15/2030	15,123
10,000	Synchrony Financial 2.85%, 07/25/2022	10,116

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 40,000	Ventas Realty LP REIT 3.00%, 01/15/2030	$ 40,206
		972,662
Industrial — 0.99%
100,000	JELD-WEN Inc(b) 4.63%, 12/15/2025	99,000
5,000	Keysight Technologies Inc 3.00%, 10/30/2029	5,005
		104,005
Technology — 2.88%
80,000	Apple Inc 1.80%, 05/11/2020	80,002
45,000	Broadcom Inc(b) 4.75%, 04/15/2029	47,669
100,000	International Business Machines Corp 2.85%, 05/13/2022	102,241
	Micron Technology Inc
5,000	5.33%, 02/06/2029	5,536
20,000	4.66%, 02/15/2030	21,007
45,000	Seagate HDD Cayman 4.88%, 06/01/2027	47,413
		303,868
Utilities — 0.33%
35,000	NextEra Energy Capital Holdings Inc 2.40%, 09/01/2021	35,264
TOTAL CORPORATE BONDS AND NOTES — 23.75% (Cost $2,391,107)		$ 2,507,807
CONVERTIBLE BONDS
Communications — 0.71%
80,000	DISH Network Corp 3.38%, 08/15/2026	74,805
Technology — 0.15%
15,000	Nuance Communications Inc 1.25%, 04/01/2025	15,769
TOTAL CONVERTIBLE BONDS — 0.86% (Cost $92,218)		$ 90,574
FOREIGN GOVERNMENT BONDS AND NOTES
105,000	Norway Government Bond(b) NOK, 3.75%, 05/25/2021	11,854
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.11% (Cost $12,440)		$ 11,854
Principal Amount(a)		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.43%
$ 20,000	Citigroup Commercial Mortgage Trust(b) Series 2019-PRM Class A 3.34%, 05/10/2036	$ 20,887
25,000	One Bryant Park Trust(b) Series 2019-OBP Class A 2.52%, 09/15/2054	24,961
		45,848
U.S. Government Agency — 25.35%
	Federal Home Loan Mortgage Corp
16,227	2.50%, 01/01/2029	16,531
107,693	3.00%, 09/01/2036	110,818
137,286	3.00%, 12/01/2046	140,997
103,203	4.00%, 05/01/2047	108,383
118,688	4.50%, 10/01/2047	125,790
123,257	4.00%, 02/01/2048	129,887
23,128	4.50%, 06/01/2048	24,423
24,559	4.00%, 10/01/2048	25,629
44,620	3.00%, 09/01/2049	45,388
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K013 Class A2
100,000	3.97%, 01/25/2021(c)	102,025
	Series K026 Class A2
40,000	2.51%, 11/25/2022	40,675
	Series K027 Class A2
40,000	2.64%, 01/25/2023	40,775
	Series K073 Class AM
100,000	3.45%, 01/25/2028(c)	108,874
	Series K095 Class A1
29,942	2.63%, 11/25/2028	31,161
	Series K714 Class A2
146,291	3.03%, 10/25/2020(c)	147,226
	Series K730 Class A1
96,235	3.45%, 09/25/2024	99,569
29,724	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	30,670
	Federal National Mortgage Association
79,512	3.50%, 02/01/2028	82,403
17,378	2.50%, 06/01/2030	17,670
48,274	3.00%, 06/01/2034	49,676
48,808	3.00%, 07/01/2034	50,277
97,234	3.00%, 09/01/2034	99,620
30,000	3.00%, 10/01/2034	30,773
20,000	3.00%, 11/01/2034	20,491
107,701	3.50%, 12/01/2045	112,281
95,347	3.50%, 01/01/2046	99,402
114,014	3.50%, 02/01/2047	119,232
119,652	4.00%, 09/01/2047	125,411
26,435	4.00%, 06/01/2048	27,665

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 44,612	3.00%, 09/01/2049	$ 45,379
	Government National Mortgage Association
87,209	3.50%, 04/20/2047	90,938
57,543	4.00%, 04/20/2047	60,510
85,134	3.00%, 02/20/2048	87,714
122,764	3.50%, 02/20/2048	127,474
84,047	4.50%, 02/20/2048	88,967
11,948	5.00%, 09/20/2048	12,604
		2,677,308
TOTAL MORTGAGE-BACKED SECURITIES — 25.78% (Cost $2,644,471)		$ 2,723,156
U.S. GOVERNMENT AGENCY BONDS AND NOTES
45,000	Federal Home Loan Bank 2.88%, 09/13/2024	47,509
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.45% (Cost $45,321)		$ 47,509
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
100,000	2.50%, 12/31/2020	101,020
20,000	1.75%, 07/31/2021	20,062
305,000	1.50%, 08/31/2021	304,678
541,000	1.50%, 09/30/2021	540,514
75,000	2.88%, 10/15/2021	76,893
47,000	1.75%, 02/28/2022	47,233
100,000	1.50%, 08/15/2022	99,980
75,000	1.63%, 11/15/2022	75,258
40,000	2.75%, 04/30/2023	41,664
50,000	1.75%, 05/15/2023	50,385
120,000	2.75%, 11/15/2023	125,723
50,000	2.50%, 01/31/2024	51,990
150,000	2.75%, 02/15/2024	157,594
105,000	1.50%, 09/30/2024(d)	104,873
150,000	2.75%, 02/28/2025	159,129
110,000	2.75%, 06/30/2025	116,978
72,000	2.63%, 12/31/2025	76,359
200,000	2.38%, 05/15/2027	210,867
330,000	2.38%, 05/15/2029	349,916
145,000	3.50%, 02/15/2039	179,891
120,000	3.00%, 11/15/2044	139,214
110,000	3.00%, 02/15/2048	128,958
20,000	3.13%, 05/15/2048	24,008
165,000	3.00%, 08/15/2048	193,746
110,000	2.88%, 05/15/2049	126,612
90,000	2.25%, 08/15/2049	91,315
TOTAL U.S. TREASURY BONDS AND NOTES — 34.04% (Cost $3,475,185)		$ 3,594,860
Shares		Fair Value
COMMON STOCK
Communications — 0.58%
773	AT&T Inc	$ 29,753
1,050	Corning Inc	31,111
		60,864
Consumer, Non-Cyclical — 0.54%
1,002	Bristol-Myers Squibb Co	57,485
TOTAL COMMON STOCK — 1.12% (Cost $98,722)		$ 118,349
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.19%
196	Bunge Ltd 4.88%	19,747
Energy — 0.19%
396	El Paso Energy Capital Trust I 4.75%	20,761
TOTAL CONVERTIBLE PREFERRED STOCK — 0.38% (Cost $38,290)		$ 40,508

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Commercial Paper — 1.89%
$200,000	Ford Motor Credit Co LLC 2.64%, 12/02/2019	$ 199,539
U.S. Treasury Bonds and Notes — 3.90%
415,000	U.S. Treasury Bills 1.84%, 03/26/2020	411,927
Repurchase Agreements — 1.47%
156,025	Undivided interest of 33.72% in a repurchase agreement (principal amount/value $463,887 with a maturity value of $463,909) with Bank of America Securities Inc, 1.73%, dated 10/31/19 to be repurchased at $156,025 on 11/1/19 collateralized by U.S. Treasury securities, 1.63% - 2.63%, 11/30/20 - 8/15/27, with a value of $473,165.(f)	156,025
TOTAL SHORT TERM INVESTMENTS — 7.26% (Cost $767,491)		$ 767,491
TOTAL INVESTMENTS — 98.49% (Cost $10,059,999)		$10,402,275
OTHER ASSETS & LIABILITIES, NET — 1.51%		$ 158,989
TOTAL NET ASSETS — 100.00%		$10,561,264
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	All or a portion of the security is on loan at October 31, 2019.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at October 31, 2019.
(f)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
Currency Abbreviations:
NOK	Norwegian Krone
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 31, 2019 (Unaudited)
Great-West Core Strategies: Flexible Bond Fund
ASSETS:
Investments in securities, fair value (including $149,794 of securities on loan)(a)	$10,246,250
Repurchase agreements, fair value(b)	156,025
Cash	237,223
Cash denominated in foreign currencies, fair value(c)	207
Dividends and interest receivable	66,007
Subscriptions receivable	6,163
Receivable for investments sold	19
Receivable from investment adviser	84,287
Total Assets	10,796,181
LIABILITIES:
Payable for director fees	7,082
Payable for distribution fees	124
Payable for investments purchased	43,920
Payable for other accrued fees	27,548
Payable for shareholder services fees	182
Payable upon return of securities loaned	156,025
Redemptions payable	36
Total Liabilities	234,917
NET ASSETS	$10,561,264
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$100,302
Paid-in capital in excess of par	9,952,404
Total distributable earnings	508,558
NET ASSETS	$10,561,264
NET ASSETS BY CLASS
Class L	$708,497
Institutional Class	$9,852,767
CAPITAL STOCK:
Authorized
Class L	25,000,000
Institutional Class	15,000,000
Issued and Outstanding
Class L	68,879
Institutional Class	934,139
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class L	$10.29
Institutional Class	$10.55
(a) Cost of investments	$9,903,974
(b) Cost of repurchase agreements	$156,025
(c) Cost of cash denominated in foreign currencies	$207
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 31, 2019 (Unaudited)
Great-West Core Strategies: Flexible Bond Fund
INVESTMENT INCOME:
Interest	$154,604
Income from securities lending	478
Dividends	7,773
Total Income	162,855
EXPENSES:
Management fees	19,073
Shareholder services fees – Class L	870
Audit and tax fees	17,966
Custodian fees	1,789
Director's fees	12,666
Distribution fees – Class L	619
Legal fees	4,685
Pricing fees	920
Registration fees	23,322
Transfer agent fees	3,323
Other fees	5
Total Expenses	85,238
Less amount waived by investment adviser	61,217
Less amount waived by distributor - Class L	13
Net Expenses	24,008
NET INVESTMENT INCOME	138,847
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	18,893
Net Realized Gain	18,893
Net change in unrealized appreciation on investments and foreign currency translations	240,973
Net Change in Unrealized Appreciation	240,973
Net Realized and Unrealized Gain	259,866
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$398,713
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 31, 2019 and fiscal year ended April 30, 2019
Great-West Core Strategies: Flexible Bond Fund	2019 (Unaudited)	2019 (a)
OPERATIONS:
Net investment income	$138,847	$229,278
Net realized gain	18,893	2,076
Net change in unrealized appreciation	240,973	101,303
Net Increase in Net Assets Resulting from Operations	398,713	332,657
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Class L	-	(6,657)
Institutional Class	-	(216,155)
From Net Investment Income and Net Realized Gains	0	(222,812)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class L	456,806	330,966
Institutional Class	543,599	8,644,454
Shares issued in reinvestment of distributions
Class L	-	6,657
Institutional Class	-	216,155
Shares redeemed
Class L	(56,832)	(43,639)
Institutional Class	(21,829)	(23,631)
Net Increase in Net Assets Resulting from Capital Share Transactions	921,744	9,130,962
Total Increase in Net Assets	1,320,457	9,240,807
NET ASSETS:
Beginning of Period	9,240,807	0
End of Period	$10,561,264	$9,240,807
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class L	45,122	33,135
Institutional Class	52,653	864,257
Shares issued in reinvestment of distributions
Class L	-	673
Institutional Class	-	21,720
Shares redeemed
Class L	(5,720)	(4,331)
Institutional Class	(2,139)	(2,352)
Net Increase	89,916	913,102
(a) Fund commenced operations on June 25, 2018.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)
Class L
10/31/2019(Unaudited)	$ 9.91	0.11	0.27	0.38	-	-	-	$10.29	3.83% (c)
04/30/2019 (d)	$10.00	0.18	0.12	0.30	(0.39)	(0.00) (e)	(0.39)	$ 9.91	3.04% (c)
Institutional Class
10/31/2019(Unaudited)	$10.13	0.15	0.27	0.42	-	-	-	$10.55	4.15% (c)
04/30/2019 (f)	$10.00	0.27	0.12	0.39	(0.26)	(0.00) (e)	(0.26)	$10.13	3.93% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class L
10/31/2019 (Unaudited)	$ 708	6.97% (h)	1.04% (h)	2.19% (h)	32% (c)
04/30/2019 (d)	$ 292	37.25% (h)	1.01% (h)	2.95% (h)	17% (c)
Institutional Class
10/31/2019 (Unaudited)	$9,853	1.42% (h)	0.45% (h)	2.80% (h)	32% (c)
04/30/2019 (f)	$8,949	1.67% (h)	0.45% (h)	3.21% (h)	17% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	Class L inception date was September 10, 2018.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was June 25, 2018.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Core Strategies: Flexible Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Class L and Institutional Class; the Investor Class has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - October 31, 2019

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Semi-Annual Report - October 31, 2019

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 500,167	$ —	$ 500,167
Corporate Bonds and Notes	—	2,507,807	—	2,507,807
Convertible Bonds	—	90,574	—	90,574
Foreign Government Bonds and Notes	—	11,854	—	11,854
Mortgage-Backed Securities	—	2,723,156	—	2,723,156
U.S. Government Agency Bonds and Notes	—	47,509	—	47,509
U.S. Treasury Bonds and Notes	—	3,594,860	—	3,594,860
Common Stock	118,349	—	—	118,349
Convertible Preferred Stock	—	40,508	—	40,508
Short Term Investments	—	767,491	—	767,491
Total Assets	$ 118,349	$ 10,283,926	$ 0	$ 10,402,275
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - October 31, 2019

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 31, 2019 were as follows:
Federal tax cost of investments	$10,059,999
Gross unrealized appreciation on investments	360,971
Gross unrealized depreciation on investments	(18,695)
Net unrealized appreciation on investments	$342,276
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.38% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.45% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At October 31, 2019, the amounts available for recoupment were as follows:
Expires April 30, 2022	Expires October 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$108,952	$61,217	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

Semi-Annual Report - October 31, 2019

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $780,000 for the period January 1 through October 31, 2019.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $1,331,797 and $1,121,233, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $3,346,282 and $1,557,544, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of October 31, 2019, the Fund had securities on loan valued at $149,794 and received collateral as reported on the Statement of Assets and Liabilities of $156,025 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of October 31, 2019. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$49,450
U.S. Treasury Bonds and Notes	106,575
Total secured borrowings	$156,025
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - October 31, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of the Great-West Core Strategies Funds (each, a “Fund,” collectively, the “Funds”), and (ii) with the exception of the Great-West Core Strategies: Short Duration (“Short Duration”), the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among the Company, GWCM and each of the following sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Great-West Core Strategies: U.S. Equity (“U.S. Equity”)	Irish Life Investment Managers Limited (“ILIM”)
J.P. Morgan Investment Management Inc. (“J.P. Morgan”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Putnam Investment Management, LLC (“Putnam”)
Great-West Core Strategies: International Equity (“International Equity”)	ILIM
Great-West Core Strategies: Inflation-Protected Securities (“Inflation-Protected Securities”)	Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
Great-West Core Strategies: Flexible Bond (“Flexible Bond”)	Loomis Sayles
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation. In addition, GWCM is responsible for allocating the assets of each Fund (with the exception of Short Duration) among one or more sub-advisers. In this connection, each Fund other than Short Duration operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.

Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the assets of the applicable Fund(s) or its allocated portion thereof, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, 1 and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to each Fund by GWCM and the applicable Sub-Advisers, as applicable (each, an “adviser”). Among other things, the Board considered, as applicable, with respect to each applicable Fund, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management teams responsible for the day-to-day management of the Funds, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund(s), its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as each adviser’s practices, as applicable, regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration was also given to the fact that the Board meets with representatives of each Sub-Adviser every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by GWCM and each applicable Sub-Adviser.
Investment Performance
With respect to each Fund’s investment performance, the Board noted that each Fund commenced operations on June 25, 2018 (with respect to each Fund’s Institutional Class shares), and given the limited operating period Broadridge determined that there was no meaningful performance record to include in its report. In this connection, the Board considered that it had initially approved the Agreements at a meeting held on April 20, 2018 (the “April 2018 Meeting”). Although the Agreements

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

were subject to an initial two-year term with respect to each of the Funds, GWCM requested that the Board consider the continuation of the Agreements at the Meeting in order to align the timing of the Board’s assessment of the Agreements with the Board’s annual contract review process for the Advisory Agreement, with respect to other funds of the Company, and, as applicable, for other investment sub-advisory agreements with the Sub-Advisers. Given the circumstances, the Board noted its review at the April 2018 Meeting—with respect to GWCM for Flexible Bond and Short Duration and to each Sub-Adviser—of historical performance results of similar other funds of the Company managed by GWCM or the Sub-Adviser or a composite of accounts managed by the Sub-Adviser using the same investment strategy as it would use to manage the applicable Fund or its respective portion of such Fund. The Board also noted its consideration at the April 2018 Meeting that, in evaluating the Sub-Advisory Agreements, it was taking into account its accumulated experience with Goldman Sachs, ILIM, J.P. Morgan, Loomis Sayles and Putnam in serving as sub-adviser(s) to certain of the Company’s other funds. Similarly, the Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other funds. The Board thus took into account its determination at the April 2018 Meeting that it was satisfied with the investment performance of GWCM and each Sub-Adviser. In addition, the Board considered GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance. The Board determined that it was satisfied with the information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with each Fund, as applicable. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by each Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of each Fund through August 28, 2020.
With respect to each Fund other than Short Duration, which has no sub-adviser, the Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers. In evaluating the management fee and total expense ratio of each Fund, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group.
The Board observed that the Contractual Management Fee for each of Flexible Bond, International Equity, Short Duration and U.S. Equity was lower than its peer group median contractual management fee, and the Contractual Management Fee for Inflation-Protected Securities was the same as its peer group median contractual management fee. The Board also observed that each Fund’s total annual operating expense ratio was lower than its median peer group expense ratio, ranking in the first quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of each Fund are reasonable in relation to the services delivered.
The Board also reviewed information regarding the fees charged by GWCM and the Sub-Advisers, as applicable, to similar other funds of the Company managed by GWCM and the Sub-Advisers, as applicable, and noted that such fees were consistent or competitive with those charged to the other funds and GWCM, as applicable, and that the Board had determined that the fees charged to such other funds and GWCM were reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to be realized by GWCM and certain of the Sub-Advisers. The Board reviewed the financial statements from GWCM and the Sub-Advisers and profitability information from GWCM and certain of the Sub-Advisers. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered, with respect to the Sub-Advisers, that certain Sub-Advisers estimated profits for the Fund(s) or sleeve(s) they manage, that certain Sub-Advisers provided profitability information for other funds of the Company they manage and that others did not provide an estimate of profits, and it noted that, since the agreements with the latter are at arm’s length, such information was not relevant to its approval of such Sub-Advisory Agreements. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized or to have been realized by GWCM and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management and sub-advisory fees payable by each Fund and GWCM, respectively, as applicable, and whether those fees include breakpoints, as well as comparative fee information and the profitability and financial condition of GWCM. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale were appropriately reflected in the management fee paid by each Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Advisers from their relationships with the Funds as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers. The Board noted where services were provided to the Funds by affiliates of GWCM, ILIM and Putnam, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company. The Board took into account the fact that the Funds are offered as investment options in a brokerage platform sponsored by an affiliate of GWCM and that an affiliate of GWCM may provide asset allocation services to the investors of such Funds. The Board concluded that each Fund’s management and sub-advisory fees, as applicable, were reasonable, taking into account any ancillary benefits derived or to be derived by GWCM or the Sub-Advisers, as applicable.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreement(s) is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:December 20, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:December 20, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:December 20, 2019